Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Cash flows from operating activities:
Profit before taxes	€ 560	€ 584
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	229	220
Amortisation of intangible assets	24	29
Share-based payment expense	7	7
Finance costs, net	45	51
Income taxes paid	(92)	(79)
Changes in assets and liabilities:
Decrease/(increase) in trade accounts receivable	(234)	(310)
Decrease/(increase) in inventories	(166)	(130)
Increase/(decrease) in trade and other payables	315	237
Increase/(decrease) in provisions	(36)	(116)
Change in other operating assets and liabilities	(31)	(23)
Net cash flows from operating activities	621	470
Cash flows from investing activities:
Purchases of property, plant and equipment	(207)	(198)
Purchases of capitalised software	(13)	(7)
Proceeds from sales of property, plant and equipment	3	12
Net cash flows used in investing activities	(217)	(193)
Cash flows from financing activities:
Changes in short-term borrowings	(78)	0
Repayments on third party borrowings	(10)	(19)
Interest paid, net	(61)	(55)
Dividends paid	(252)	(286)
Exercise of employee share options	8	10
Other financing activities, net	(2)	(1)
Net cash flows used in financing activities	(395)	(351)
Net change in cash and cash equivalents	9	(74)
Net effect of currency exchange rate changes on cash and cash equivalents	(1)	(6)
Cash and cash equivalents at beginning of period	360	386
Cash and cash equivalents at end of period	€ 368	€ 306